SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Revenues by Geographic Area

The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	28,200,774	57,314,051	65,979,111
- Italy	63,466,986	170,680,970	45,429,510
- Spain	19,171,470	4,432,090	656,723
- Belgium	11,850,788	46,114,145	1,953,916
- France	8,745,007	58,439,157	19,758,758
- Czech Republic and Slovakia	3,837,593	28,259,894	5,699,269
- Bulgaria			22,300,958
- UK			11,844,591
- Others	12,488,306	42,375,518	34,582,052
Europe total	147,760,924	407,615,825	208,204,888

PRC	330,377,693	38,086,463	29,148,928
India	-	49,415,452	867,177
South Korea	8,208,136	7,234	14,244
Australia	7,925,457	32,599,218	39,605,278
America	6,532,809	3,991,732	1,932,147
Others	16,414,158	34,575,831	12,948,699
Total net revenues	517,219,177	566,291,755	292,721,361

Substantially all the identifiable assets of the Group are located in the PRC.